16. EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Numerator:
Net income (loss)	$ 6,172,578	$ (11,540,729)	$ 9,575,304	$ (22,799,765)
Preferred stock deemed dividend	0	0	0	(5,227,247)	$ (5,127,247)
Numerator for basic income (loss) per share	6,172,578	(11,540,729)	9,575,304	(28,027,012)
Change in fair value of Warrants "J" and "K" (note 11)	(1,396,094)	0	(7,685,607)	0
Change in fair value of Put rights	(200,000)	0	0	0
Numerator for diluted income (loss) per share	$ 4,576,484	$ (11,540,729)	$ 1,889,697	$ (28,027,012)
Denominator:
Denominator for basic EPS - weighted - average shares	9,336,826	5,337,108	8,640,543	3,801,626
Effect of dilutive securities:
Warrants	3,704	0	501,918	0
Employee nonvested stock awards	25,556	0	8,612	0
Shares issuable in January 2018 and Employee Bonus Shares issuable in connection with the 42West acquisition (Note 4)	980,911	0	328,767	0
Put rights in connection with the 42West acquisition (Note 4)	35,821	0	0	0
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of warrants	10,382,818	5,337,108	9,479,840	3,801,626
Basic income (loss) per share	$ 0.66	$ (2.16)	$ 1.11	$ (7.37)
Diluted Income (loss) per share	$ 0.44	$ (2.16)	$ 0.20	$ (7.37)